Inventories (Tables)	3 Months Ended
Mar. 31, 2011
Inventories (Tables) [Abstract]
Inventories

	March 31, 2011	December 31, 2010
	(Unaudited)
Products

Nickel (co-products and by-products)	2,161	1,310
Iron ore and pellets	794	825
Manganese and ferroalloys	204	203
Fertilizer	237	171
Copper concentrate	93	28
Coal	61	74
Others	116	143
Spare parts and maintenance supplies	1,144	1,544

	4,810	4,298